U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202


March 7, 2003


VIA EDGAR TRANSMISSION


United States Securities and Exchange Commission
Division of Investment Management
450 5th Street, N.W.
Washington, D.C. 20549-1004

         Re:      WEXFORD TRUST
                  File Nos. 33-20158 and  811-5469

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, the above-named Trust hereby certifies that the definitive forms of prospectus and statement of additional information dated March 1, 2003 that would have been filed under Rule 497(c), do not differ from the forms of prospectus and statement of additional information contained in the most recent registration statement for the Trust. This registration statement was electronically filed under Rule 485(b) as Post-Effective Amendment No. 24 on Form N1-A.

If you have any questions, regarding this filing, please call the undersigned at
(414) 765-5344.


                                                     Sincerely,

                                                     /s/ Chad E. Fickett
                                                     ---------------------------
                                                     Chad E. Fickett, Esq.